Intangible Assets, Net - Summary Of Intangible Assets Net (Detail) - Claims Cost Recovery Rights [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ 2,171,174	$ 84,955	$ 1,000
Accumulated amortization	(93,603)	(737)	(573)
Total	$ 2,077,571	$ 84,218	$ 427